ALPS VARIABLE INVESTMENT TRUST
1290 Broadway, Suite 1100
Denver, Colorado 80203

May 15, 2015

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549-1520

Re:       ALPS Variable Investment Trust (the “Trust”)
File Nos.           811-21987
333-139186

To Whom It May Concern:

On behalf of the ALPS Variable Investment Trust, attached hereto is a preliminary proxy statement pursuant to Schedule 14A that contains a shareholder proposal to consider for approval a new Investment Sub-Advisory Agreement for the ALPS | Red Rocks Listed Private Equity Portfolio.

If you have any comments or questions regarding this filing, please contact me at 720.917.0711.

Sincerely,

/s/ Alex J. Marks
Alex J. Marks
Secretary

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP